EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
EARNINGS PER SHARE

19. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Years Ended December 31,
	2017	2018	2019
	(In Thousands of U.S. Dollars, except share and
	per share data)
Numerator:
Net income attributable to Canadian Solar Inc. — basic	$99,572	$237,070	$171,585
Dilutive effect of interest expense of convertible notes	4,649	4,683	975
Net income attributable to Canadian Solar Inc. — diluted	$104,221	$241,753	$172,560
Denominator:
Denominator for basic calculation — weighted average number of common shares — basic	58,167,004	58,914,540	59,633,855
Diluted effects of share number from share options and RSUs	547,821	543,797	794,526
Dilutive effects of share number from convertible notes	2,833,333	2,833,333	349,315
Denominator for diluted calculation — weighted average number of common shares — diluted	61,548,158	62,291,670	60,777,696
Basic earnings per share	$1.71	$4.02	$2.88
Diluted earnings per share	$1.69	$3.88	$2.83

The following table sets forth anti-dilutive shares excluded from the computation of diluted earnings per share for the years indicated.

	Years Ended December 31,
	2017	2018	2019
Share options and RSUs	372,743	276,618	41,950